Liquidity and Going Concern (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended				12 Months Ended
	Nov. 05, 2020	Nov. 03, 2020	Jan. 05, 2015	Aug. 30, 2021	Apr. 29, 2021	Jan. 29, 2021	Apr. 22, 2020	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Going Concern Disclosure [Abstract]
Revenues								$ 2.4	$ 6.3	$ 0.4
Operating cash outflows from continuing operations								(2.5)	$ 5.2	$ 3.0
cash and short-term investment								5.6
Accounts Receivable, after Allowance for Credit Loss, Current								1.0
Current Liabilities								1.3
Cash								$ 5.6
Reverse stock split Description		FT Global acted exclusive placement agent for the registered direct offering and the private placement. As compensation, the Company paid FT Global a cash fee of equal to 7.5% of the gross proceeds of the registered direct offering, up to $30,000 in reimbursable expenses, and warrants to purchase 391,304 of its ordinary shares (78,260 of its ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) at an exercise price of $1.10 per share ($5.5 per share retrospectively restated for effect of reverse stock split on August 30, 2021).	On August 21, 2018, the Company amended its Memorandum of Association and passed corporate authorizations to redeem and cancel the 50,000,000 issued shares and simultaneously increased the number of the authorized shares to 100,000,000,000 and increased the par value of each share to $0.001. In connection with the cancellation of the 50,000,000 shares, the Company issued 50,000 shares to the controlling shareholders at $0.001 per share.On November 2, 2018, the Company issued additional 49,950,000 ordinary shares, at par value of $0.001 per share, to its beneficial owners, in private transactions, for a total consideration of $49,950. On February 27, 2019, the Company’s pre-IPO shareholders surrendered an aggregated 15,000,000 ordinary shares, which were subsequently cancelled, for no consideration, and resulted in a reduction in outstanding issued shares from 50,000,000 ordinary shares to 35,000,000 ordinary shares with a par value of $0.001 per share (the “Surrender”). On August 23, 2021, we completed a five (5) for one (1) reverse stock split (the “Reverse Split”) of our issued and outstanding ordinary shares, par value $0.001 per share. From a BVI legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company's shares prior that date. However, for accounting purposes only (with no BVI legal effect), references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date. Initial Public Offering On April 29, 2019, the Company completed its IPO of 2,074,672 ordinary shares (414,935 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) at a public offering price of $5.00 per share ($25.00 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021). The gross proceeds were approximately $10.4 million before deducting the underwriter’s commissions and other offering expenses, resulting in net proceeds of approximately $8.8 million to the Company. In connection with the offering, the Company’s ordinary shares began trading on the NASDAQ Capital Market on May 3, 2019, under the symbol “ATIF.” Shares issued for acquisition of LGC As disclosed in Note 4 above, on April 22, 2020, the Company completed an acquisition of approximately 51.2% of the equity interest of LGC. In connection with the acquisition, the Company issued a total of 9,940,002 shares of its ordinary shares to LGC’s shareholders with fair value of approximately $21.07 million based on the closing price of the Company’s stocks at the Closing Date. Shares cancelled in disposition of LGC On January 29, 2021, the Company completed a disposition of 51.2% of the equity interest of LGC. The Company sold all of its shares of LGC to Jiang Bo, Jiang Tao and Wang Di (collectively, the “Buyers”) in exchange for (i) 5,555,548 ordinary shares of the Company owned by the Buyers and (ii) payment by the Buyers in the amount of $2,300,000 (Note 3). The Company bought back and subsequently cancelled those 5,555,548 ordinary shares. Shares issued in one registered direct offering On November 3, 2020, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional accredited investors (the “Purchasers”), pursuant to which the Company agreed to sell (i) in a registered direct offering, an aggregate of 4,347,826 of the Company’s ordinary shares (869,565 of its ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021), $0.001 par value, at a purchase price per share of $0.92 ($4.60 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021), for aggregate gross proceeds to the Company of approximately $4.0 million, before deducting placement agent fees and offering expenses payable by the Company, and (ii) in a concurrent private placement, warrants to purchase an aggregate of 4,347,826 Ordinary Shares (869,565 Ordinary Shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021).	On November 5, 2020, the Company closed a registered direct offering of 4,347,826 of its ordinary shares (869,565 of its ordinary shares retrospectively restated for effect of reverse stock split on August 30, 2021) at a purchase price of $0.92 per share ($4.60 per share retrospectively restated for effect of reverse stock split on August 30, 2021), for a net proceed of $3.5 million after deducting issuance costs.	On April 29, 2019, the Company completed its IPO of 2,074,672 ordinary shares (414,935 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) at a public offering price of $5.00 per share ($25.00 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021).	The Company sold all of its shares of LGC to Jiang Bo, Jiang Tao and Wang Di (collectively, the “Buyers”) in exchange for (i) 5,555,548 ordinary shares of the Company owned by the Buyers and (ii) payment by the Buyers in the amount of $2,300,000 (Note 3).	In connection with the acquisition, the Company issued a total of 9,940,002 shares of its ordinary shares to LGC’s shareholders with fair value of approximately $21.07 million based on the closing price of the Company’s stocks at the Closing Date.
Direct offering shares (in Shares)	4,347,826
Purchase price per share (in Dollars per share)	$ 0.92
Reverse stock split per share (in Dollars per share)	$ 4.6
Net proceeds	$ 3.5
Purchase of warrants (in Shares)		391,304						4,347,826
Reverse stock split shares (in Shares)								869,565
Exercise Price Per Share (in Dollars per share)								$ 2.74